Waddell & Reed Advisors
                    High Income
                    Fund, Inc.

                    Semiannual
                    Report
                    --------------
                    March 31, 2001

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        17     Statement of Assets and Liabilities

        18     Statement of Operations

        19     Statement of Changes in Net Assets

        20     Financial Highlights

        24     Notes to Financial Statements

        29     Independent Auditors' Report

        30     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors High Income Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF HIGH INCOME FUND
March 31, 2001


Dear Shareholder,

We are pleased to share with you this report on your Fund's operations for the six months ended March 31, 2001.

The last six months brought a difficult environment for the stock markets and for the economy as a whole. Corporate earnings reports continued to fall short of expectations during both the fourth quarter of 2000 and the first quarter of 2001. Consumer confidence waned as energy prices rose and the stock markets tumbled. The technology sector continued to experience falling stock prices, with more traditional sectors such as financial services, health care and energy soon following suit as the declining market seemed to have an effect across the board.

In an effort to halt the downward trend, and to attempt to stave off a perceived recession, the Federal Reserve cut interest rates three times during the six-month period, including twice in January, for a total of 1.5 percentage points. Despite this action, the markets and the economy had not yet reversed their mostly negative course as of March 31. Nonetheless, most economists forecast further interest rate cuts during the balance of 2001, and Congress is contemplating a tax-cut package that could help improve the economic outlook as the year progresses.

For the last six months, the technology-heavy Nasdaq Industrial Index was down
39.9 percent. The other two major indexes also suffered, although not quite as much, as the S&P 500 declined 18.7 percent and the Dow Jones Industrial Average declined 6.2 percent.

By contrast, bonds have done fairly well during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing 7.4 percent for the period. It appears that a combination of the slowing economy, a declining stock market and falling interest rates has helped bond performance over the last six months.

Going forward, we believe it is essential for investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Essentially, this country has experienced a decade of economic expansion.
Market volatility during the last six months has suggested that we may now be entering a recession, although there is no current consensus among economists and analysts. We believe that the best way to approach a fluctuating market is to develop a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,


Robert L. Hechler
President

SHAREHOLDER SUMMARY OF HIGH INCOME FUND
--------------------------------------------------------------
HIGH INCOME FUND

                               GOALS: To seek, as its primary goal, a high level of current income. As a secondary goal, to seek capital growth when consistent with its primary goal.

Strategy
Invests primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities. The Fund invests primarily in the lower quality, non-investment grade bonds, commonly called junk bonds. The Fund may invest up to 20% of its total assets in common stock in order to seek capital growth.

Founded
1979

Scheduled Dividend Frequency
Monthly

Performance Summary -- Class A Shares
           Per Share Data
For the Six Months Ended March 31, 2001
---------------------------------------
Dividends paid                  $0.34
                                =====
Net asset value on
   3-31-01                     $ 7.81
   9-30-00                       8.10
                               ------
Change per share               $(0.29)
                               ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With     Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)    CDSC(E)
------            ----------   ----------    ----------- --------
 1-year period
  ended 3-31-01     -5.85%      -0.10%          -4.69%     -1.03%
 5-year period
  ended 3-31-01      4.49%       5.74%            ---        ---
10-year period
  ended 3-31-01      9.22%       9.87%            ---        ---
Since inception
  of Class (F)       ---          ---            -2.67%    -0.28%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period            Class C(B)  Class Y(C)
------            ----------  ----------
1-year period
  ended 3-31-01     -1.08%       0.16%
 5-year period
  ended 3-31-01      ---         5.93%
10-year period
  ended 3-31-01      ---          ---
Since inception
  of Class (D)      -0.29%       5.86%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-4-99 for Class C shares and 1-4-96 for Class Y shares (the date on which shares were first acquired by shareholders).

SHAREHOLDER SUMMARY OF HIGH INCOME FUND
--------------------------------------------------------------
Portfolio Highlights

On March 31, 2001, Waddell & Reed Advisors High Income Fund, Inc. had net assets totaling $743,753,426 invested in a diversified portfolio of:

 78.14%  Corporate Debt Securities
 16.22%  Cash and Cash Equivalents
  4.05%  Common and Preferred Stocks, Rights and Warrants
  1.59%  Other Government Security

As a shareholder of Waddell & Reed Advisors High Income Fund, Inc., for every $100 you had invested on March 31, 2001, your Fund owned:

 $43.39  Transportation, Communication, Electric
           and Sanitary Services Bonds
  19.09  Services Bonds
  16.22  Cash and Cash Equivalents
   6.51  Manufacturing Bonds
   6.11  Miscellaneous Bonds
   4.05  Common and Preferred Stocks, Rights and Warrants
   3.04  Wholesale and Retail Trade Bonds
   1.59  Other Government Security

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001

                                            Shares          Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS
Broadcasting - 0.65%
 Adelphia Communications Corporation,
   13.0% Preferred .....................    17,500    $ 1,750,000
 CSC Holdings, Inc., 11.125%
   Preferred* ..........................    28,264      3,073,710
                                                     ------------
                                                        4,823,710
                                                     ------------

Business Services - 0.42%
 Clear Channel Communications, Inc.*  ..    57,865      3,150,749
                                                     ------------

Communication - 1.75%
 Crown Castle International Corp.*  ....    30,000        445,313
 GT Group Telecom, Inc., Warrants (A)* .     3,950        138,250
 Intermedia Communications Inc.,
   13.5% Preferred* ....................    11,646     11,471,427
 Leap Wireless International, Inc.,
   Warrants (A)* .......................     4,750        114,000
 ONO Finance Plc, Rights (A)*  .........     2,500        100,000
 Powertel, Inc., Warrants*  ............    16,000        720,000
 Primus Telecommunications Group, Incorporated,
   Warrants* ...........................     7,000            420
                                                     ------------
                                                       12,989,410
                                                     ------------

Nondepository Institutions - 0.56%
 California Federal Preferred Capital
   Corporation, 9.125% Preferred .......   165,000      4,125,000
                                                     ------------

Paper and Allied Products - 0.10%
 SF Holdings Group, Inc., Class C (A)*       1,890          9,450
 SF Holdings Group, Inc.,
   13.75% Preferred* ...................       200        510,000
 SF Holdings Group, Inc.,
   13.75% Preferred (A)* ...............        97        247,965
                                                     ------------
                                                          767,415
                                                     ------------

Petroleum and Coal Products - 0.26%
 Royal Dutch Petroleum Company,
   NY Shares ...........................    35,000      1,940,400
                                                     ------------

Textile Mill Products - 0.31%
Anvil Holdings, Inc., 13.0% Preferred*     125,840      2,328,040
                                                     ------------


                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

TOTAL COMMON AND PREFERRED STOCKS, RIGHTS
 AND WARRANTS - 4.05%                                $ 30,124,724
 (Cost: $30,300,792)

CORPORATE DEBT SECURITIES
Amusement and Recreation Services - 4.91%
 Ameristar Casinos, Inc.,
   10.75%, 2-15-09 (A) .................   $ 4,000      4,100,000
 Choctaw Resort Development Enterprise,
   9.25%, 4-1-09 (A) ...................     3,400      3,472,250
 Hollywood Park, Inc.,
   9.25%, 2-15-07 ......................    12,750     12,622,500
 Mohegan Tribal Gaming Authority,
   8.75%, 1-1-09 .......................     4,250      4,340,312
 Premier Parks Inc.,
   9.75%, 6-15-07 ......................     5,750      5,893,750
 Station Casinos, Inc.:
   8.375%, 2-15-08 (A) .................     3,400      3,417,000
   8.875%, 12-1-08 .....................     2,650      2,650,000
                                                     ------------
                                                       36,495,812
                                                     ------------

Auto Repair, Services and Parking - 0.75%
 Avis Rent A Car, Inc.,
   11.0%, 5-1-09 .......................     5,000      5,600,000
                                                     ------------

Broadcasting - 17.34%
 ACME Television, LLC,
   10.875%, 9-30-04 ....................     5,350      4,975,500
 Adelphia Communications Corporation:
   9.25%, 10-1-02 ......................     3,700      3,737,000
   10.5%, 7-15-04 ......................    10,000     10,300,000
   10.875%, 10-1-10 ....................     5,800      6,119,000
 Allbritton Communications Company,
   9.75%, 11-30-07 .....................     5,750      5,807,500
 CSC Holdings, Inc.,
   8.125%, 8-15-09 .....................     5,750      5,836,825
 Century Communications Corp.,
   0.0%, 3-15-03 .......................     2,000      1,640,000
 Charter Communications Holdings, LLC
   and Charter Communications Holdings
   Capital Corporation:
   8.625%, 4-1-09 ......................     9,750      9,384,375
   10.75%, 10-1-09 .....................     6,250      6,656,250
   11.125%, 1-15-11 ....................     4,250      4,558,125
 Comcast UK Cable Partners Limited,
   11.2%, 11-15-07 .....................     9,000      8,100,000


                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Broadcasting (Continued)
 Diamond Cable Communications Plc,
   11.75%, 12-15-05 ....................   $15,500   $ 14,260,000
 FrontierVision Holdings, L.P.:
   11.0%, 10-15-06 .....................     3,500      3,605,000
   0.0%, 9-15-07 (B) ...................       750        750,000
 Insight Communications Company, Inc.,
   0.0%, 2-15-11 (A)(B) ................     3,250      1,779,375
 Insight Midwest, L.P. and Insight Capital, Inc.,
   10.5%, 11-1-10 (A) ..................     2,875      3,061,875
 LIN Holdings Corp.,
   0.0%, 3-1-08 (B) ....................     7,000      5,040,000
 LIN Television Corporation,
   8.375%, 3-1-08 ......................     5,900      5,310,000
 Renaissance Media Group LLC,
   0.0%, 4-15-08 (B) ...................     6,000      4,620,000
 Salem Communications Corporation,
   9.5%, 10-1-07 .......................     7,175      7,175,000
 Spanish Broadcasting System, Inc.,
   9.625%, 11-1-09 .....................     1,000        895,000
 Susquehanna Media Co.,
   8.5%, 5-15-09 .......................     2,500      2,543,750
 Telewest Communications plc,
   11.0%, 10-1-07 ......................     7,300      7,135,750
 Young Broadcasting Inc.,
   10.0%, 3-1-11 (A) ...................     5,875      5,669,375
                                                     ------------
                                                      128,959,700
                                                     ------------

Business Services - 2.59%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-06 .....................     6,750      6,952,500
 Lamar Advertising Company:
   9.625%, 12-1-06 .....................     5,500      5,747,500
   8.625%, 9-15-07 .....................     2,750      2,791,250
 National Equipment Services, Inc.,
   10.0%, 11-30-04 .....................     4,550      3,740,000
                                                     ------------
                                                       19,231,250
                                                     ------------

Communication - 19.86%
 AT&T Wireless Group,
   7.875%, 3-1-11 (A) ..................     4,250      4,250,213
 AirGate PCS, Inc.,
   0.0%, 10-1-09 (B) ...................     6,450      3,837,750
 Alestra, S.A. de R.L. de C.V.,
   12.625%, 5-15-09 ....................     4,600      3,910,000


                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 American Cellular Corporation,
   9.5%, 10-15-09 (A) ..................   $ 5,250   $  5,092,500
 Concentric Network Corporation,
   12.75%, 12-15-07 ....................     4,000      2,820,000
 Crown Castle International Corp.,
   0.0%, 5-15-11 (B) ...................     5,000      3,500,000
 EchoStar DBS Corporation,
   9.375%, 2-1-09 ......................    15,500     15,422,500
 GT Group Telecom, Inc.,
   0.0%, 2-1-10 (B) ....................     3,950      1,501,000
 Grupo Iusacell, S.A. de C.V.,
   14.25%, 12-1-06 .....................     1,650      1,718,062
 Hyperion Telecommunications, Inc.:
   0.0%, 4-15-03 (B) ...................     4,000      3,640,000
   12.0%, 11-1-07 ......................     1,625        975,000
 IWO Holdings, Inc., Units,
   14.0%, 1-15-11 (A)(C) ...............     6,750      6,648,750
 Intercel, Inc.,
   12.0%, 2-1-06 .......................     6,500      6,825,000
 Intermedia Communications Inc.,
   8.5%, 1-15-08 .......................     2,750      2,695,000
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-06 (B)....................     7,250      7,286,250
 Leap Wireless International, Inc.,
   12.5%, 4-15-10 ......................     4,750      2,945,000
 Microcell Telecommunications Inc.,
   0.0%, 6-1-06 (B) ....................    16,500     16,500,000
 NEXTEL Communications, Inc.,
   9.375%, 11-15-09 ....................     3,500      2,961,875
 Nextel International, Inc.:
   0.0%, 4-15-08 (B) ...................     9,875      4,937,500
   12.75%, 8-1-10 ......................     5,500      4,358,750
 Nextel Partners, Inc.:
   0.0%, 2-1-09 (B) ....................     7,350      4,557,000
   11.0%, 3-15-10 ......................     3,625      3,171,875
 ONO Finance Plc,
   13.0%, 5-1-09 .......................     3,500      2,730,000
 Powertel, Inc.,
   11.125%, 6-1-07 .....................     1,500      1,612,500
 SpectraSite Holdings, Inc.:
   0.0%, 3-15-10 (B) ...................     9,750      4,290,000
   10.75%, 3-15-10 .....................     2,000      1,740,000


                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Sprint Spectrum L.P.,
   0.0%, 8-15-06 (B) ...................   $12,000   $ 12,591,240
 Time Warner Telecom Inc.,
   10.125%, 2-1-11 (A) .................     1,250      1,243,750
 Time Warner Telecom LLC and Time
   Warner Telecom Inc.,
   9.75%, 7-15-08 ......................     2,500      2,450,000
 TRITEL PCS, INC.,
   10.375%, 1-15-11 (A) ................     1,750      1,680,000
 Triton PCS, Inc.,
   0.0%, 5-1-08 (B) ....................     6,800      5,270,000
 US Unwired Inc.,
   0.0%, 11-01-09 (B) ..................     3,000      1,552,500
 VoiceStream Wireless Corporation,
   10.375%, 11-15-09 ...................     2,750      3,025,000
                                                     ------------
                                                      147,739,015
                                                     ------------

Depository Institutions - 0.42%
 Sovereign Bancorp, Inc.,
   10.25%, 5-15-04 .....................     3,000      3,131,460
                                                     ------------

Eating and Drinking Places - 0.94%
 Domino's, Inc.,
   10.375%, 1-15-09 ....................     6,850      6,952,750
                                                     ------------

Electric, Gas and Sanitary Services - 2.68%
 Allied Waste North America, Inc.,
   10.0%, 8-1-09 .......................     9,800      9,983,750
 El Paso Electric Company,
   9.4%, 5-1-11 ........................     6,817      7,522,219
 Transportadora de Gas del Sur S.A.,
   10.375%, 4-15-03 (A) ................     2,500      2,450,000
                                                    -------------
                                                       19,955,969
                                                    -------------


                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
Electronic and Other Electric Equipment - 1.19%
 Alamosa (Delaware), Inc.,
   12.5%, 2-1-11 (A) ...................   $ 3,400   $  3,349,000
 Alamosa PCS Holdings, Inc.,
   0.0%, 2-15-10 (B) ...................     2,600      1,313,000
 American Tower Corporation,
   9.375%, 2-1-09 (A) ..................     4,400      4,202,000
                                                    -------------
                                                        8,864,000
                                                    -------------

Food and Kindred Products - 1.01%
 B & G Foods, Inc.,
   9.625%, 8-1-07 ......................     4,500      3,285,000
 Keebler Corporation,
   10.75%, 7-1-06 ......................       750        795,000
 Pilgrim's Pride Corporation,
   10.875%, 8-1-03 .....................     3,500      3,447,500
                                                    -------------
                                                        7,527,500
                                                    -------------

Food Stores - 0.12%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-04 (D) ..................     5,000        900,000
                                                     ------------

Furniture and Fixtures - 0.70%
 Sealy Mattress Company,
   0.0%, 12-15-07 (B) ..................     6,000      5,175,000
                                                     ------------

General Building Contractors - 0.96%
 Toll Corp. (Toll Brothers, Inc.),
   8.25%, 2-1-11 .......................     7,250      7,166,770
                                                     ------------

Health Services - 5.28%
 Abbey Healthcare Group Incorporated,
   9.5%, 11-1-02 .......................    10,500     10,526,250
 Columbia/HCA Healthcare Corporation:
   7.0%, 7-1-07 ........................     3,500      3,403,750
   7.25%, 5-20-08 ......................     2,250      2,213,438
 Extendicare Health Services, Inc.,
   9.35%, 12-15-07 .....................     2,000      1,670,000
 IASIS Healthcare Corporation,
   13.0%, 10-15-09 .....................     4,750      5,082,500


                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Health Services (Continued)
 Tenet Healthcare Corporation:
   8.625%, 12-1-03 .....................   $ 2,500   $  2,587,500
   8.0%, 1-15-05 .......................     3,500      3,587,500
   8.625%, 1-15-07 .....................     4,750      4,940,000
   9.25%, 9-1-10 .......................     4,750      5,248,750
                                                     ------------
                                                       39,259,688
                                                     ------------

Holding and Other Investment Offices - 1.70%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-03 .....................     6,000      6,030,000
 Host Marriott, L.P.,
   9.25%, 10-1-07 (A) ..................     4,250      4,345,625
 Meditrust,
   7.51%, 9-26-03 ......................     2,700      2,295,000
                                                     ------------
                                                       12,670,625
                                                     ------------

Hotels and Other Lodging Places - 5.09%
 CapStar Hotel Company,
   8.75%, 8-15-07 ......................     3,000      2,887,500
 HMH Properties, Inc.:
   7.875%, 8-1-05 ......................     3,000      2,902,500
   7.875%, 8-1-08 ......................     9,000      8,572,500
 MGM Grand, Inc.,
   9.75%, 6-1-07 .......................     5,750      6,109,375
 Park Place Entertainment Corporation,
   8.875%, 9-15-08 .....................     7,750      7,866,250
 Prime Hospitality Corp.:
   9.25%, 1-15-06 ......................     5,750      5,922,500
   9.75%, 4-1-07 .......................     3,500      3,578,750
                                                     ------------
                                                       37,839,375
                                                     ------------

Industrial Machinery and Equipment - 0.77%
 AAF-McQuay Inc.,
   8.875%, 2-15-03 .....................     5,000      4,925,000
 American Standard Inc.,
   9.25%, 12-1-16 ......................       800        800,000
                                                     ------------
                                                        5,725,000
                                                     ------------


                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001
                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Insurance Carriers - 0.45%
 LifePoint Hospitals Holdings, Inc.,
   10.75%, 5-15-09 .....................   $ 3,000   $  3,330,000
                                                     ------------

Leather and Leather Products - 0.14%
 French Fragrances, Inc.,
   11.75%, 2-1-11 (A) ..................     1,000      1,050,000
                                                     ------------

Miscellaneous Retail - 1.56%
 Michaels Stores, Inc.,
   10.875%, 6-15-06 ....................    11,000     11,605,000
                                                    -------------

Motion Pictures - 0.47%
 AMC Entertainment Inc.:
   9.5%, 3-15-09 .......................     2,550      2,040,000
   9.5%, 2-1-11 ........................     1,900      1,482,000
                                                     ------------
                                                        3,522,000
                                                     ------------

Oil and Gas Extraction - 2.58%
 Canadian Forest Oil Co. Ltd.,
   8.75%, 9-15-07 ......................     3,000      3,060,000
 Chesapeake Energy Corporation:
   9.625%, 5-1-05 ......................     4,750      5,130,000
   8.125%, 4-1-11 (A) ..................     6,700      6,588,311
 R&B Falcon Corporation,
   9.5%, 12-15-08 ......................     3,750      4,406,250
                                                    -------------
                                                       19,184,561
                                                    -------------

Paper and Allied Products - 2.64%
 Buckeye Cellulose Corporation,
   8.5%, 12-15-05 ......................     2,750      2,688,125
 Container Corporation of America:
   10.75%, 5-1-02 ......................     2,000      2,050,000
   11.25%, 5-1-04 ......................     7,500      7,500,000
 Corporacion Durango, S.A. de C.V.,
   13.125%, 8-1-06 .....................     3,500      3,342,500
 SF Holdings Group, Inc.,
   0.0%, 3-15-08 (B) ...................     5,750      2,443,750
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-03 .......................     1,725      1,604,250
                                                    -------------
                                                       19,628,625
                                                    -------------


                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Railroad Transportation - 1.01%
 TFM, S.A. de C.V.:
   10.25%, 6-15-07 .....................   $ 1,750   $  1,610,000
   0.0%, 6-15-09 (B) ...................     7,500      5,925,000
                                                    -------------
                                                        7,535,000
                                                    -------------


Rubber and Miscellaneous Plastics Products - 0.06%
 Graham Packaging Holdings Company,
   0.0%, 1-15-09 (B) ...................     1,250        425,000
                                                     ------------

Transportation by Air - 0.47%
 Atlas Air, Inc.,
   9.375%, 11-15-06 ....................     3,500      3,508,750
                                                     ------------

Trucking and Warehousing - 2.03%
 Iron Mountain Incorporated:
   10.125%, 10-1-06 ....................     3,500      3,675,000
   8.125%, 5-15-08 .....................     4,150      4,087,750
   8.625%, 4-1-13 ......................     1,700      1,723,375
 Pierce Leahy Corp.,
   9.125%, 7-15-07 .....................     5,500      5,623,750
                                                    -------------
                                                       15,109,875
                                                    -------------

Wholesale Trade - Nondurable Goods - 0.42%
 Core-Mark International, Inc.,
   11.375%, 9-15-03 ....................     3,250      3,087,500
                                                     ------------

TOTAL CORPORATE DEBT SECURITIES - 78.14%             $581,180,225
 (Cost: $594,251,076)

OTHER GOVERNMENT SECURITY - 1.59%
Mexico
 United Mexican States,
   9.75%, 4-6-05 .......................    11,000   $ 11,811,250
                                                     ------------
 (Cost: $10,996,762)


                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

SHORT-TERM SECURITIES
Broadcasting - 4.44%
 Viacom Inc.:
   5.45%, 4-9-01 .......................   $14,329   $ 14,311,646
   5.4%, 4-19-01 .......................    10,000      9,973,000
   5.4%, 4-27-01 .......................     8,747      8,712,887
                                                     ------------
                                                       32,997,533
                                                     ------------

Electric, Gas and Sanitary Services - 3.95%
 Kansas City Power & Light Co.:
   5.95%, 4-2-01 .......................       719        718,881
   5.95%, 4-18-01 ......................     5,000      4,985,951
 PS Colorado Credit Corp.,
   5.35%, 4-6-01 .......................    23,725     23,707,371
                                                     ------------
                                                       29,412,203
                                                     ------------

Food Stores - 3.42%
 Kroger Co. (The),
   6.3%, 4-2-01 ........................    25,444     25,439,547
                                                     ------------

Nondepository Institutions - 0.00%
 PACCAR Financial Corp.,
   4.925%, Master Note .................        16         16,000
                                                     ------------

Railroad Transportation - 2.26%
 Union Pacific Corporation,
   5.95%, 4-6-01 .......................    16,800     16,786,117
                                                     ------------

Wholesale Trade - Nondurable Goods - 1.36%
 Safeway Inc.,
   5.8%, 4-2-01 ........................    10,105     10,103,372
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 15.43%                 $114,754,772
 (Cost: $114,754,772)

TOTAL INVESTMENT SECURITIES - 99.21%                 $737,870,971
 (Cost: $750,303,402)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.79%       5,882,455

NET ASSETS - 100.00%                                 $743,753,426


                See Notes to Schedule of Investments on page 16.

THE INVESTMENTS OF HIGH INCOME FUND
March 31, 2001


Notes to Schedule of Investments
    *No income dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2001, the total value of these securities amounted to $63,009,689 or 8.47% of net assets.

(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(C) Each unit of IWO Holdings, Inc. consists of $1,000 principal amount of 14.0% senior notes due 2011 and one warrant to purchase 12.50025 shares of Class C common stock at an exercise price of $7.00 per share.
(D) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
HIGH INCOME FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities -- at value
   (Notes 1 and 3) ...............................       $737,871
 Cash   ..........................................            535
 Receivables:
   Dividends and interest ........................         13,118
   Investment securities sold ....................          4,620
   Fund shares sold ..............................          1,305
 Prepaid insurance premium  ......................             57
                                                         --------
    Total assets  ................................        757,506
LIABILITIES                                              --------
 Payable for investment securities purchased  ....         10,712
 Payable to Fund shareholders  ...................          2,697
 Accrued service fee (Note 2)  ...................            144
 Accrued transfer agency and dividend
   disbursing (Note 2) ...........................            111
 Accrued management fee (Note 2)  ................             25
 Accrued distribution fee (Note 2)  ..............              9
 Accrued accounting services fee (Note 2)  .......              8
 Other  ..........................................             47
                                                         --------
    Total liabilities  ...........................         13,753
                                                         --------
      Total net assets ...........................       $743,753
NET ASSETS                                               ========
 $1.00 par value capital stock
   Capital stock .................................       $ 95,221
   Additional paid-in capital ....................        858,234
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income            659
   Accumulated undistributed net realized
    loss on investment transactions  .............       (197,929)
   Net unrealized depreciation in value of
    investments  .................................        (12,432)
    Net assets applicable to outstanding                 --------
      units of capital ...........................       $743,753
Net asset value per share (net assets divided            ========
 by shares outstanding)
 Class A  ........................................          $7.81
 Class B  ........................................          $7.81
 Class C  ........................................          $7.81
 Class Y  ........................................          $7.81
Capital shares outstanding
 Class A  ........................................         93,589
 Class B  ........................................          1,024
 Class C  ........................................            288
 Class Y  ........................................            320
Capital shares authorized ........................        500,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
HIGH INCOME FUND
For the Six Months Ended March 31, 2001
(In Thousands)

INVESTMENT INCOME
  Income (Note 1B):
     Interest and amortization ...............   $35,203
     Dividends ...............................       911
                                                 -------
       Total income  .........................    36,114
                                                 -------
  Expenses (Note 2):
     Investment management fee ...............     2,264
     Service fee:
       Class A ...............................       857
       Class B ...............................         7
       Class C ...............................         2
     Transfer agency and dividend disbursing:
       Class A ...............................       621
       Class B ...............................         9
       Class C ...............................         2
     Distribution fee:
       Class A ...............................        69
       Class B ...............................        23
       Class C ...............................         5
     Accounting services fee .................        44
     Audit fees ..............................        12
     Legal fees ..............................         4
     Shareholder servicing - Class Y .........         2
     Other ...................................        78
                                                 -------
       Total expenses  .......................     3,999
                                                 -------
          Net investment income ..............    32,115
                                                 -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTES 1 AND 3)
  Realized net loss on investments  ..........   (40,927)
  Unrealized appreciation in value of
     investments during the period ...........    13,180
                                                 -------
     Net loss on investments .................   (27,747)
                                                 -------
       Net increase in net assets resulting
          from operations ....................   $ 4,368
                                                 =======

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
HIGH INCOME FUND
(In Thousands)
                                      For the    For the  For the
                                        six       fiscal  fiscal
                                      months      period   year
                                       ended       ended   ended
                                      3-31-01    9-30-00   3-31-00
                                     ---------  --------- --------
DECREASE IN NET ASSETS
  Operations:
     Net investment income ........  $ 32,115  $ 35,893$   81,318
     Realized net loss on
       investments  ...............   (40,927)  (49,182)  (55,111)
     Unrealized appreciation
       (depreciation) .............    13,180     7,045   (30,592)
                                     --------  ------------------
       Net increase (decrease) in
          net assets resulting
          from operations .........     4,368    (6,244)   (4,385)
                                     --------  ------------------
  Dividends to shareholders from
     net investment income (Note 1D):*
     Class A ......................   (31,678)  (35,714)  (82,674)
     Class B ......................      (235)     (153)      (47)
     Class C ......................       (51)      (24)      (10)
     Class Y ......................      (108)      (96)     (232)
                                     --------  ------------------
          .........................   (32,072)  (35,987)  (82,963)
                                     --------  ------------------
  Capital share transactions
     (Note 5) .....................    13,237   (30,763)  (92,717)
                                     --------  ------------------
     Total decrease ...............   (14,467)  (72,994) (180,065)
NET ASSETS
  Beginning of period  ............   758,220   831,214 1,011,279
                                     --------  ------------------
  End of period, including undistributed
     net investment income of $659,
     $616 and $984, respectively ..  $743,753  $758,220$  831,214
                                     ========  ==================
                 *See "Financial Highlights" on pages 20 - 23.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                     For theFor the
                      six    fiscal
                     months  period  For the fiscal year ended March 31,
                     ended    ended------------------------------------------
                    3-31-01 9-30-00   2000    1999   1998    1997   1996
                    ------- ------- ------  ------ ------  ------ ------
Net asset value,
 beginning of period  $8.10  $8.54   $9.39 $10.04  $ 9.25  $9.09   $8.70
                      -----   ----- ------  ------ ------   -----  -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.34    0.37   0.78    0.81   0.82    0.80   0.79
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.29)  (0.44) (0.84)  (0.66)  0.79    0.16   0.40
                      -----   ----- ------  ------ ------   -----  -----
Total from investment
 operations  .......   0.05   (0.07) (0.06)   0.15   1.61    0.96   1.19
                      -----   ----- ------  ------ ------   -----  -----
Less dividends
 from net
 investment income .  (0.34)  (0.37) (0.79)  (0.80) (0.82)  (0.80) (0.80)
                      -----   ----- ------  ------ ------   -----  -----
Net asset value,
 end of period  ....  $7.81   $8.10  $8.54  $ 9.39 $10.04   $9.25  $9.09
                      =====   =====  =====  ====== ======   =====  =====
Total return* ......   0.72%  -0.81% -0.65%   1.70% 18.03%  10.94% 14.16%
Net assets, end
 of period (in
 millions)  ........   $731    $750   $826  $1,009 $1,102    $983     $972
Ratio of expenses to
 average net assets    1.08%** 1.06%**1.04%   0.94%  0.84%   0.89%  0.85%
Ratio of net investment
 income to average
 net assets  .......   8.75%** 8.94%**8.65%   8.44%  8.38%   8.68%  8.74%
Portfolio turnover
 rate  .............  40.21%  24.20% 41.55%  53.19% 63.40%  53.17% 41.67%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                            For the        For the         period
                                six         fiscal           from
                             months         period       10-4-99*
                              ended          ended        through
                            3-31-01        9-30-00        3-31-00
                            -------        -------        -------
Net asset value,
 beginning of period          $8.10          $8.54          $8.84
                              -----          -----          -----
Income (loss) from investment
 operations:
 Net investment income         0.31           0.33           0.36
 Net realized and
   unrealized loss
   on investments ..          (0.29)         (0.44)         (0.30)
                              -----          -----          -----
Total from investment
 operations  .......           0.02          (0.11)          0.06
                              -----          -----          -----
Less dividends from
 net investment
 income  ...........          (0.31)         (0.33)         (0.36)
                              -----          -----          -----
Net asset value,
 end of period  ....          $7.81          $8.10          $8.54
                              =====          =====          =====
Total return .......           0.26%         -1.28%          0.61%
Net assets, end of
 period (in
 millions)  ........             $8             $5             $3
Ratio of expenses to
 average net assets            1.97%**        1.99%**        1.96%**
Ratio of net investment
 income to average
 net assets  .......           7.89%**        8.02%**        7.79%**
Portfolio turnover
 rate  .............          40.21%         24.20%         41.55%**

 *Commencement of operations.
**Annualized.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH INCOME FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                            For the        For the         period
                                six         fiscal           from
                             months         period       10-4-99*
                              ended          ended        through
                            3-31-01        9-30-00        3-31-00
                            -------        -------        -------
Net asset value,
 beginning of period          $8.11          $8.54          $8.84
                              -----          -----          -----
Income (loss) from investment
 operations:
 Net investment income         0.31           0.33           0.36
 Net realized and
   unrealized loss
   on investments ..          (0.31)         (0.43)         (0.30)
                              -----          -----          -----
Total from investment
 operations  .......           0.00          (0.10)          0.06
                              -----          -----          -----
Less dividends from
 net investment
 income  ...........          (0.30)         (0.33)         (0.36)
                              -----          -----          -----
Net asset value,
 end of period  ....          $7.81          $8.11          $8.54
                              =====          =====          =====
Total return .......           0.21%         -1.28%          0.65%
Net assets, end of
 period (000
 omitted)  .........         $2,247           $856           $404
Ratio of expenses to
 average net assets            1.97%**        2.07%**        1.91%**
Ratio of net investment
 income to average
 net assets  .......           7.91%**        7.94%**        7.88%**
Portfolio turnover
 rate  .............          40.21%         24.20%         41.55%**

 *Commencement of operations.
**Annualized.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
HIGH INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                                 For the
                    For the For the                               period
                        six  fiscal         For the fiscal          from
                     months  period     year ended March 31,     1-4-96*
                      ended   ended--------------------------------through
                    3-31-01 9-30-00   2000    1999   1998    19973-31-96
                    ------- -------  -----   -----  -----   ------------
Net asset value,
 beginning of period  $8.10  $8.54   $9.39 $10.04  $ 9.25  $9.10   $9.19
                      -----   ----- ------  ------ ------   -----  -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.35    0.39   0.81    0.83   0.82    0.81   0.20
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.29)  (0.44) (0.84)  (0.66)  0.79    0.15  (0.10)
                      -----   ----- ------  ------ ------   -----  -----
Total from investment
 operations ........   0.06   (0.05) (0.03)   0.17   1.61    0.96   0.10
                      -----   ----- ------  ------ ------   -----  -----
Less dividends from
 net investment
 income  ...........  (0.35)  (0.39) (0.82)  (0.82) (0.82)  (0.81) (0.19)
                      -----   ----- ------  ------ ------   -----  -----
Net asset value,
 end of period  ....  $7.81   $8.10  $8.54  $ 9.39 $10.04   $9.25  $9.10
                      =====   ===== ======  ======  =====   =====  =====
Total return .......   0.86%  -0.69% -0.39%   1.90% 18.13%  11.07%  1.00%
Net assets, end of
 period (in
 millions)  ........     $3      $2     $2      $2     $3      $3     $2
Ratio of expenses
 to average net
 assets  ...........   0.80%** 0.80%**0.79%   0.74%  0.77%   0.77%  0.80%**
Ratio of net
 investment income
 to average net
 assets  ...........   9.03%** 9.21%**8.91%   8.62%  8.46%   8.78%  8.55%**
Portfolio
 turnover rate  ....  40.21%  24.20% 41.55%  53.19% 63.40%  53.17% 41.67%**

 *Commencement of operations.
**Annualized.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 2001

NOTE 1 -- Significant Accounting Policies

     Waddell & Reed Advisors High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities, with a secondary objective of capital growth when consistent with the primary objective. Effective for the fiscal period ended September 30, 2000, the Fund changed its fiscal year end for both financial reporting and Federal income tax purposes to September 30 from March
31. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A new provision in the AICPA Audit and Accounting Guide for investment Companies, as revised, requires mandatory amortization of premiums and discounts on debt securities for fiscal years beginning after December 15, 2000. The Fund already amortizes premiums and discounts on debt securities; therefore management believes there will be no impact to the Fund.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion; and 0.50% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

     In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

     For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.6125 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $677,549. During the period ended March 31, 2001, W&R received $3,692 and $127 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $450,681 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

     The Fund paid Directors' fees of $11,138, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $249,555,575, while proceeds from maturities and sales aggregated $253,519,471. Purchases of short-term securities aggregated $5,081,506,363, while proceeds from maturities and sales aggregated $5,064,442,565. No U.S. Government securities were bought or sold during the period ended March 31, 2001.

     For Federal income tax purposes, cost of investments owned at March 31, 2001 was $750,303,402, resulting in net unrealized depreciation of $12,432,431, of which $18,979,032 related to appreciated securities and $31,411,463 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital losses of $69,897,740 during its fiscal period ended September 30, 2000, which included the effect of certain losses recognized from the prior year (see discussion below). Capital loss carryovers aggregated $157,001,807 at September 30, 2000 and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $17,962,753 at September 30, 2002; $20,841,730 at September 30, 2003; $7,420,773 at September
30, 2004; $40,878,811 at September 30, 2007; and $69,897,740 at September 30,
2008.

     Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). During the fiscal period ended September 30, 2000, the Fund recognized post-October losses of $20,990,651 that had been deferred from the year ended March 31, 2000.

NOTE 5 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock are summarized below. Amounts are in thousands.

                          For the       For the       For the
                         six months     fiscal         fiscal
                            ended    period ended    year ended
                          March 31, September 30,     March 31,
                             2001          2000          2000
                        -----------   -----------   -----------
Shares issued from sale
 of shares:
 Class A  ............       10,206         6,368        11,205
 Class B .............          438           342           321
 Class C .............          190            63            51
 Class Y  ............           26           108            65
Shares issued from
 reinvestment of dividends:
 Class A  ............        3,478         3,661         7,881
 Class B .............           28            17             5
 Class C .............            6             2             1
 Class Y  ............           14            11            26
Shares redeemed:
 Class A  ............      (12,627)      (14,191)      (29,870)
 Class B .............          (68)          (42)          (16)
 Class C .............          (14)           (7)           (5)
 Class Y  ............          (14)          (68)         (122)
                            -------        ------       -------
Increase (decrease) in
 outstanding
 capital shares ......        1,663        (3,736)      (10,458)
                            =======        ======       =======
Value issued from sale
 of shares:
 Class A  ............      $79,870      $ 53,219      $100,747
 Class B .............        3,427         2,847         2,822
 Class C .............        1,486           525           453
 Class Y  ............          204           893           591
Value issued from
 reinvestment of dividends:
 Class A  ............       27,191        30,560        70,485
 Class B .............          220           140            42
 Class C .............           48            21             6
 Class Y  ............          108            96           233
Value redeemed:
 Class A  ............      (98,565)     (118,082)     (266,830)
 Class B .............         (530)         (353)         (141)
 Class C .............         (109)          (57)          (43)
 Class Y  ............         (113)         (572)       (1,082)
                           --------      --------      --------
Increase (decrease) in
 outstanding capital        $13,237      $(30,763)     $(92,717)
                           ========      ========      ========

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors High Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors High Income Fund, Inc. (the "Fund") as of March 31, 2001, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and the fiscal year ended March 31, 2000, and the financial highlights for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and each of the five fiscal years in the period ended March 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors High Income Fund, Inc. as of March 31, 2001, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and the fiscal year ended March 31, 2000, and the financial highlights for the six-month period ended March 31, 2001, the fiscal period ended September 30, 2000, and each of the five fiscal years in the period ended March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2001

To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Louise D. Rieke, Vice President
Daniel C. Schulte, Vice President

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.







FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1009SA(3-01)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.